Consolidated Statement of Changes in Equity - SEK (kr) kr in Millions		Share capital	Hedge reserve	Own credit risk	Defined benefit plans	Retained earnings	Total
Balance at the beginning of the year at Dec. 31, 2021		kr 3,990		kr (102)	kr (27)	kr 16,947	kr 20,808
Net profit for the year						1,166	1,166	[1]
Items to be reclassified to profit or loss
Derivatives in cash flow hedges			kr (122)				(122)
Tax on items to be reclassified to profit or loss			25				25
Items not to be reclassified to profit or loss
Own credit risk				99			99
Revaluation of defined benefit plans					43		43
Tax on items not to be reclassified to profit or loss				(20)	(10)		(30)
Total other comprehensive income			(97)	79	33		15
Total comprehensive income			(97)	79	33	1,166	1,181	[1]
Dividend						(414)	(414)
Balance at the end of the year at Dec. 31, 2022	[2]	3,990	(97)	(23)	6	17,699	21,575
Net profit for the year						1,244	1,244	[1]
Items to be reclassified to profit or loss
Derivatives in cash flow hedges			63				63
Tax on items to be reclassified to profit or loss			(13)				(13)
Items not to be reclassified to profit or loss
Own credit risk				(23)			(23)
Revaluation of defined benefit plans					(6)		(6)
Tax on items not to be reclassified to profit or loss				5	1		6
Total other comprehensive income			50	(18)	(5)		27
Total comprehensive income			50	(18)	(5)	1,244	1,271	[1]
Balance at the end of the year at Dec. 31, 2023	[2]	3,990	(47)	(41)	1	18,943	22,846
Net profit for the year						1,683	1,683	[1]
Items to be reclassified to profit or loss
Derivatives in cash flow hedges			56				56
Tax on items to be reclassified to profit or loss			(12)				(12)
Items not to be reclassified to profit or loss
Own credit risk				320			320
Revaluation of defined benefit plans					(9)		(9)
Tax on items not to be reclassified to profit or loss				(66)	2		(64)
Total other comprehensive income			44	254	(7)		291
Total comprehensive income			44	254	(7)	1,683	1,974	[1]
Dividend						(248)	(248)
Balance at the end of the year at Dec. 31, 2024	[2]	kr 3,990	kr (3)	kr 213	kr (6)	kr 20,378	kr 24,572

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The entire equity is attributable to the shareholder of the Parent Company.